RELATED PARTY TRANSACTIONS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
RELATED PARTY TRANSACTIONS
NOTE 8 - RELATED PARTY TRANSACTIONS

During the six months ended June 30, 2017 and 2016, the Company was engaged in the following transactions with related parties:

		Six Months Ended June 30,
Related Party	Transactions	2017	2016
		($ in thousands)
More than 5% Shareholder:
TRW	Cash paid for Series B Preferred Stock offering fees and broker warrants to purchase up to 452,724 shares of common stock, at an exercise price of $1.30 per share, exercisable on or after September 17, 2016.	$-	$500
	Reinvested fee for 150 shares of Series B Preferred Stock and 68,182 warrants at exercise price of $2.50 per share.	-	150
	Converted shares of Series A Preferred Stock into common stock upon the closing of the Brushy merger on June 23, 2016.	-	779
	Cash paid for advance fee on Convertible Notes and the cash was reinvested in 350 shares of Series B Preferred Stock.	-	350
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017. These notes were fully converted into common stock upon closing of the Brushy merger on June 23, 2016.	-	400

		Six Months Ended June 30,
Related Party	Transactions	2017	2016
		($ in thousands)
	Participated in Series B Preferred Stock offering in 2016 and converted into common stock during the six months ended June 30, 2017.	520	-
	Participated in private placement transaction on February 28, 2017	796
	Sublet office space in New York to the Company for rent of $10,000 per month beginning January 1, 2017.	60	-
	Warrants exercised at $0.01 per share during the six months ended June 30, 2017.	17	-
	Total:	$1,393	$2,179

Pierre Caland (Wallington Investment Holdings, Ltd)	Participated in Series B Preferred Stock offering in 2016 and converted into common stock during the six months ended June 30, 2017.	$273	$250
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017. These notes were fully converted into common stock upon closing of the Brushy merger on June 23, 2016.	-	300
	Converted the holdings of Debentures entered into on December 29, 2015 into common stock upon the closing of the Brushy merger on June 23, 2016.	-	2,090
	Converted shares of Series A Preferred Stock into common stock upon the closing of the Brushy merger on June 23, 2016.	-	125
	Participated in private placement transaction on February 28, 2017	1,100	-
	Total:	$1,373	$2,765

Bryan Ezralow	Participated in Series B Preferred Stock offering in 2016 and converted into common stock during the six months ended June 30, 2017.	$628	$1,300
	Converted the holdings of Debentures entered into on December 29, 2015 into common stock through EZ Colony Partners, LLC owned by Bryan Ezralow upon the closing of the Brushy merger on June 23, 2016.	-	1,540
	Warrants exercised at $0.01 per share during the six months ended June 30, 2017.	21	-
	Participated in private placement transaction on February 28, 2017	1,400	-
	Total:	$2,049	$2,840

		Six Months Ended June 30,
Related Party	Transactions	2017	2016
		($ in thousands)
Mark Ezralow	Participated in Series B Preferred Stock offering in 2016 and converted into common stock during the six months ended June 30, 2017.	$574	$-
	Warrants exercised at $0.01 per share during the six months ended June 30, 2017.	18	-
	Participated in private placement transaction on February 28, 2017.	1,200	-
	Total:	$1,792	$-

J. Steven Emerson	Participated in Series B Preferred Stock offering in 2016 and converted into common stock during the six months ended June 30, 2017.	$1,639	$-
	Warrants exercised at $0.01 per share during the six months ended June 30, 2017.	30	-
	Participated in private placement transaction on February 28, 2017	2,500	-
	Total:	$4,169	$-

Steve B. Dunn and Laura Dunn Revocable Trust dated 10/28/10	Converted the holdings of Debentures entered into on December 29, 2015 into common stock upon the closing of the Brushy merger on June 23, 2016.	$-	$1,020
	Total:	$-	$1,020

Rosseau Asset Management Ltd	Participated in Series B Preferred Stock offering in 2016 and converted into common stock during the six months ended June 30, 2017.	$2,185	$1,028
	Warrants exercised at $0.01 per share during the six months ended June 30, 2017.	2	-
	Total:	$2,187	$1,028

Investor Company	Participated in Series B Preferred Stock offering in 2016 and converted into common stock during the six months ended June 30, 2017.	$4,318	$-
	Warrants exercised at $0.01 per share during the six months ended June 30, 2017.	23	-
	Total:	$4,341	$-

		Six Months Ended June 30,
Related Party	Transactions	2017	2016
		($ in thousands)
LOGiQ Capital (Front Street)	Participated in Series B Preferred Stock offering in 2016 and converted into common stock during the six months ended June 30, 2017.	$3,199	$-
	Warrants exercised at $0.01 per share during the six months ended June 30, 2017.	1	-
	Total:	$3,200	$-

Directors and Officers:
Nuno Brandolini (Director)	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017. These notes were fully converted into common stock upon closing of the Brushy merger on June 23, 2016.	$-	$150
	Converted shares of Series A Preferred Stock into common stock upon the closing of the Brushy merger on June 23, 2016.	-	100
	Warrants exercised at $0.10 per share during the six months ended June 30, 2017.	4	-
	Total:	$4	$250

General Merrill McPeak (Director)	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017. These notes were fully converted into common stock upon closing of the Brushy merger on June 23, 2016.	$-	$250
	Converted shares of Series A Preferred Stock into common stock upon the closing of the Brushy merger on June 23, 2016.	-	250
	Total:	$-	$500

R. Glenn Dawson (Director)	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017. These notes were fully converted into common stock upon closing of the Brushy merger on June 23, 2016.	$-	$50
	Participated in Series B Preferred Stock offering in 2016 and converted into common stock during the six months ended June 30, 2017.	130	-
	Total:	$130	$50

Ronald D Ormand (Executive Chairman)	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017 through the Bruin Trust.(1) These notes were fully converted into common stock upon closing of the Brushy merger on June 23, 2016.	$-	$1,150
	Participated in Series B Preferred Stock offering in 2016 and converted into common stock in 2017 through Perugia Investment LP(2) during the six months ended June 30, 2017.	1,093	1,000
	Converted shares of Series A Preferred Stock into common stock through Perugia Investment LP upon the closing of the Brushy merger on June 23, 2016.	-	500
	Warrants exercised at $0.10 per share during the six months ended June 30, 2017.	4	-
	Total:	$1,097	$2,650

		Six Months Ended June 30,
Related Party	Transactions	2017	2016
		($ in thousands)
Abraham Mirman (former Chief Executive Officer and Director)	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017 through The Bralina Group, LLC.(2). These notes were fully converted into common stock upon closing of the Brushy merger on June 23, 2016.	$1,803	$750
	Participated in Series B Preferred Stock offering in 2016 and converted into common stock in 2017 through the Bralina Group, LLC.	-	1,650
	Converted shares of Series A Preferred Stock into common stock upon the closing of the Brushy merger on June 23, 2016.	-	250
	Total:	$1,803	$2,650

Brennan Short (Chief Operating Officer)	Consulting fees paid to MMZ Consulting, Inc which is owned by Mr. Short. Mr. Short is the sole member of the corporation.	$203	$-
	Golf tournament charges and telephone charges billed by MMZ Consulting, Inc and claimed through expense report	1	-
	Total:	$204	$-

Kevin Nanke (former Chief Financial Officer)	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017. These notes were converted into the Company’s common stock upon the closing of the Brushy merger on June 23, 2016.	$-	$100
	Participated in Series B Preferred Stock offering in 2016 and converted into common stock in 2017 through KKN Holdings LLC during the six months ended June 30, 2017	219	200
	Warrants exercised at $0.01 per share during the six months ended June 30, 2017.	4	-
	Purchased the DJ Basin properties from the Company through Nanke Energy, LLC on January 31, 2017.	2,000	-
	Total:	$2,223	$300

(1)	An irrevocable trust managed by Jerry Ormand, Mr. Ormand's brother, as trustee and whose beneficiaries are the adult children of Ronald Ormand.

(2)	Mr. Ormand has sole voting and dispositive power over the securities held by Perugia Investment LP.

(3)	Mr. Mirman has shared voting and dispositive power over the securities held by The Bralina Group, LLC with Susan Mirman.

NOTE 10 – RELATED PARTY TRANSACTIONS

During the years ended December 31, 2016 and 2015, the Company has engaged in the following transactions with related party:

		December 31,
Related Party	Transactions	2016	2015
More than 5% Shareholder:		(In thousands)
T.R. Winston & Company LLC ("TRW")	Cash paid for Series B Preferred Stock offering fees	$500	$-
	Reinvest fee for 150 shares of Series B Preferred Stock and 68,182 warrants at exercise price of $2.50	150	-
	Cash paid for advisory fee on Convertible Notes	350	-
	Sublet office space in New York to Lilis Energy, Inc for rent of $10,000 per month	15	-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017	400	-
	Cashless net exercised warrants to purchase 80,000 shares of Common Stock at a reset exercise price of $0.10, resulting in the issuance of 75,820 shares.	-	-
	Total:	$1,415	$-

Steven B. Dunn and Laura Dunn Revocable Trust dated 10/28/10	Conversion of convertible debentures into common stock	$1,020	$1,017

Bryan Ezralow (EZ Colony Partners, LLC)	Conversion of convertible debentures into common stock	$1,540	$-
	Participated in the Series B Preferred offering	1,300	-
	Total:	$2,840	$-

Pierre Caland (Wallington Investment Holdings, Ltd.)	Conversion of convertible debentures into common stock	$2,090	$2,090
	Participated in the Series B Preferred offering	250	-
	Conversion of Series A Preferred stock into common stock	125	-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017	300	-

	Total:	$2,765	$2,090

Directors and Officers:
Nuno Brandolini (Director)	Conversion of Series A Preferred stock into common stock	$100	$-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017	250	150
	Total:	$350	$150

General Merrill McPeak (Director)	Conversion of Series A Preferred stock into common stock	$250	$-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017	250	250
	Total:	$500	$250

R. Glenn Dawson (Director)	Participated in the Series B Preferred offering	$125	$-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017	50	50
	Total:	$175	$50

Ronald D Ormand (Executive Chairman)	Participated in the Series B Preferred offering through Perugia Investments LP (1)	$1,000	$-
	Conversion of convertible debentures into common stock through Perugia Investments LP	500	-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017 through Brian Trust(2)	1,150	1,150
	Consulting fee paid to MLV & Co. LLC (“MLC”) which Mr. Ormand previously was the Managing Director and Head of the Energy Investment Banking Group at MLV	100	150
	Total:	$2,750	$1,300

Abraham Mirman (Chief Executive Officer and Director)	Participated in the Series B Preferred offering through Bralina Group, LLC(3)	$1,650	$-
	Conversion of Series A Preferred stock into common stock	250	-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017 through Bralina Group, LLC	750	1,000
	Total:	$2,650	$1,000

Kevin Nanken (former Executive Vice President and Chief Financial Officer)	Participated in the Series B Preferred offering through KKN Holdings LLC(4)	$200	$-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017 through KKN Holdings LLC	100	-
	Total:	$300	$-

(1)	Mr. Ormand is the manager of Perugia Investments L.P. ("Perugia") and has sole voting and dispositive power over the securities held by Perugia
(2)	An irrevocable trust managed by Jerry Ormand, Mr. Ormand's brother, as trustee and whose beneficiaries are adult children of Mr. Ormand
(3)	Mr. Mirman has shared voting and dispositive power over the securities held by The Bralina Group, LLC with Susan Mirman.
(4)	Mr, Nanke is the natural person with sole voting and dispositive power over the securities held by KKN Holdings LLC.

Brushy Resources, Inc [Member]
RELATED PARTY TRANSACTIONS
NOTE 11 - RELATED PARTY TRANSACTIONS

Subordinated Credit Facility with SOSVentures

A director currently serving on the Company’s Board of Directors, Bill Liao, works for SOSventures. Further, a group composed of SOSventures, Sean O’Sullivan Revocable Living Trust and Bradford R. Higgins constitute a group owning 4,863,720 or 39.34% of the Company’s common stock shares.

On June 3, 2014, the Company agreed to amend its credit agreement with SOSventures, originally entered into on July 25, 2013, providing for a term loan through February 16, 2016 in an amount up to $20,000,000 at an 18.00% interest rate. The loan under this agreement is secured by a second lien on the Company’s assets.

The SOSventures credit agreement requires the Company to maintain certain financial ratios. First, the Company must maintain an interest coverage ratio of 3:1 at the end of each quarter so that its consolidated net income less the Company’s fees under the credit facility, lender expenses, non-cash charges relating to the hedge agreements, interest, income taxes, depreciation, depletion, amortization, exploration expenditures and costs and other non-cash charges (netted for noncash income) (“EBITDAX”) is greater than 3 times the Company’s interest expense under the credit facility. Second, the Company must maintain a debt to EBITDAX ratio of less than 3.5:1 at the end of each quarter. Third, the Company must maintain a current ratio of at greater than 1:1 at the end of each quarter, meaning that the Company’s consolidated current assets (including the unused amount of the credit facility by excluding non-cash assets under ASC 410 and 815) must be greater than the Company’s consolidated current liabilities (excluding non-cash obligations under ASC 410 and 815 and current maturities under the credit facility.) The credit agreement prevents the Company from incurring indebtedness to banks or lenders, other than Independent Bank, without the consent of SOSventures. It also prevents the Company from incurring most contingent obligations or liens (other than to Independent Bank). It also restricts the Company’s ability to pay dividends, issue options and warrants and repurchase the Company’s common stock shares. The limitation on options and warrants does not apply to equity compensation plans.

This credit facility is currently in default due to the default under the IB Credit Agreement.

As of March 31, 2016, with accrued and unpaid interest the Company has $21,718,000 drawn against the SOSventures credit facility. In light of the December 19, 2014 notice from Independent Bank relating to the payment of interest to SOSventures, pursuant to the Intercreditors Agreement, the Company is accruing interest payments to SOSventures since the date of that notice.

NOTE 11 - RELATED PARTY TRANSACTIONS

Subordinated Credit Facility with SOSVentures

The Chairman of the Company’s Board of Directors, Bill Liao, works for SOSventures. Further, a group composed of SOSventures, Sean O’Sullivan Revocable Living Trust and Bradford R. Higgins constitute a group owning 4,863,720 or 39.34% of the Company’s common stock shares.

On June 3, 2014 the Company agreed to amend its credit agreement with SOSventures, originally entered into on July 25, 2013, providing for a term loan through February 16, 2016 in an amount up to $20,000,000 at an 18.00% interest rate. The loan under this agreement is secured by a second lien on the Company’s assets.

The SOSventures credit agreement requires the Company to maintain certain financial ratios. First, the Company must maintain an interest coverage ratio of 3:1 at the end of each quarter so that its consolidated net income less the Company’s fees under the credit facility, lender expenses, non-cash charges relating to the hedge agreements, interest, income taxes, depreciation, depletion, amortization, exploration expenditures and costs and other non-cash charges (netted for noncash income) (“EBITDAX”) is greater than 3 times the Company’s interest expense under the credit facility. Second, the Company must maintain a debt to EBITDAX ratio of less than 3.5:1 at the end of each quarter. Third, the Company must maintain a current ratio of at greater than 1:1 at the end of each quarter, meaning that the Company’s consolidated current assets (including the unused amount of the credit facility by excluding non-cash assets under ASC 410 and 815) must be greater than the Company’s consolidated current liabilities (excluding non-cash obligations under ASC 410 and 815 and current maturities under the credit facility.)

The credit agreement prevents the Company from incurring indebtedness to banks or lenders, other than Independent Bank, without the consent of SOSventures. It also prevents the Company from incurring most contingent obligations or liens (other than to Independent Bank). It also restricts the Company’s ability to pay dividends, issue options and warrants and repurchase the Company’s common stock shares. The limitation on options and warrants does not apply to equity compensation plans.

This credit facility is currently in default due to the default under the IB Credit Agreement.

As of March 16, 2016, with accrued and unpaid interest the Company has $21.6 million drawn against the SOSventures credit facility. In light of the December 19, 2014 notice from Independent Bank relating to the payment of interest to SOSventures, pursuant to the Intercreditors Agreement, the Company is are accruing interest payments to SOSventures since the date of that notice.